Other Current Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Other Current Liabilities [Abstract]
OTHER CURRENT LIABILITIES

NOTE 7 — OTHER CURRENT LIABILITIES

Other current liabilities consisted of the following as of March 31, 2025 and December 31, 2024:

	March 31, 2025	December 31, 2024
Payroll and payroll tax payable	$8,291	$4,659
Federal income tax payable	228,376	204,762
State income tax payable	116,886	105,976
Credit card payable	10,130	10,726
Accrued professional fees	440,941	502,942
Customer deposits	33,600	—
Tenant-contributed emergency reserve	1,000	1,000
Total other current liabilities	$839,224	$830,065

As of March 31, 2025, accrued professional fees totaled $440,941, consisting of $400,000 in legal fees and $40,941 in other miscellaneous fees. As of December 31, 2024, accrued professional fees totaled $502,942, consisting of $450,000 in legal fees, $12,000 in audit fees, and $40,942 in other miscellaneous fees.

As of March 31, 2025, customer deposits totaled $33,600, representing advance payments received from customers for home renovation projects managed by the Company.

NOTE 7 — OTHER CURRENT LIABILITIES

Other current liabilities consisted of the following as of December 31, 2024 and 2023:

	December 31, 2024	December 31, 2023
Payroll and payroll tax payable	$4,659	$2,873
Federal income tax payable	204,762	—
State income tax payable	105,976	5,505
Credit card payable	10,726	1,112
Accrued professional fees	502,942	—
Tenant-contributed emergency reserve	1,000	—
Total other current liabilities	$830,065	$9,490

As of December 31, 2024, accrued professional fees consisted of legal fees of $450,000, audit fees of $12,000, and miscellaneous fees of $40,942.